UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New York — 122.4%
Corporate — 11.3%
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	$700	$758,569
Jefferson County Industrial Development Agency, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	500	511,850
New York City Industrial Development Agency, RB, AMT:
British Airways Plc Project, 7.63%, 12/01/32	1,000	1,019,980
Continental Airlines, Inc. Project, 8.38%, 11/01/16	1,000	1,005,590
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT (a):
5.50%, 1/01/18	1,000	1,108,990
5.50%, 1/01/24	1,000	1,101,220
New York State Energy Research & Development Authority, Refunding RB (NPFGC):
Brooklyn Union Gas/Keyspan, Series A, AMT, 4.70%, 2/01/24	500	540,170
Rochester Gas & Electric Corp., Series C, 5.00%, 8/01/32 (a)	1,000	1,102,630
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24	500	517,500

		7,666,499

County/City/Special District/School District — 21.7%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,083,530
City of New York, New York, GO:
Sub-Series G-1, 5.00%, 4/01/28	750	889,830
Sub-Series I-1, 5.13%, 4/01/25	750	891,630
Sub-Series F-1, 5.00%, 3/01/29	250	298,180
City of New York, New York, GO, Refunding:
Series E, 5.00%, 8/01/27	600	721,704
Series H, 5.00%, 8/01/25	1,000	1,237,170
Series H, 5.00%, 8/01/31	500	593,990
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,187,250
Long Beach City New York School District, GO, 4.00%, 5/01/24	500	558,695
	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District (concluded)
Metropolitan Transportation Authority, RB, Dedicated Tax, Series A (NPFGC), 5.00%, 11/15/24	$1,010	$1,152,269
New York City Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,500	1,556,340
New York City Industrial Development Agency, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/21 (a)	250	275,997
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/22	500	540,430
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	685,561
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	120	129,545
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,144,030
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	1,000	1,155,100
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	500	551,080

		14,652,331

Education — 19.3%
Build NYC Resource Corp., RB, Bronx Charter School For Excellence Project, Series A, 5.00%, 4/01/33	750	818,595
Madison County New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A:
5.00%, 7/01/33	650	773,234
4.50%, 7/01/39	135	150,003
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	1,000	1,158,490
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	999,090
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	141,286
Fordham University, Series A, 5.25%, 7/01/25	500	601,020

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
Haverstraw King's Daughters Public Library, 5.00%, 7/01/26	$1,015	$1,194,858
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,155,040
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	570	663,246
State Personal Income Tax, Series D, 5.00%, 3/15/31	500	558,680
New York State Dormitory Authority, Refunding RB:
Pace University, Series A, 5.00%, 5/01/24	850	1,004,844
Teachers College, Series A, 5.00%, 7/01/31	375	436,354
The Culinary Institute of America, 5.00%, 7/01/28	500	565,915
Schenectady County Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	940	1,092,148
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/26	1,000	1,110,760
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.25%, 3/01/21	600	628,386

		13,051,949

Health — 18.7%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	258,985
Dutchess County Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,164,830
Erie County Industrial Development Agency, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	530	531,007
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 4.75%, 12/01/14	150	150,205
New York City Industrial Development Agency, RB, PSCH, Inc. Project, 6.20%, 7/01/20	1,415	1,420,518
	Par (000)	Value
Municipal Bonds
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	$450	$518,832
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/25	780	798,790
NYU Hospitals Center, Series A, 5.00%, 7/01/22	1,000	1,175,330
NYU Hospitals Center, Series B, 5.25%, 7/01/24	405	450,356
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	250	275,270
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	500	560,850
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	650	747,097
Suffolk County Industrial Development Agency New York, Refunding RB, Jefferson's Ferry Project, 4.63%, 11/01/16	800	881,528
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
5.00%, 11/01/30	250	278,150
Series A, 5.00%, 11/01/24	910	1,044,835
Series B, 6.00%, 11/01/30	240	286,805
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series D-1, 6.80%, 7/01/19	515	520,861
Westchester County Local Development Corp., Refunding RB, Kendal on Hudson Project:
3.00%, 1/01/18	500	517,200
4.00%, 1/01/23	230	243,271
Yonkers Industrial Development Agency New York, RB, Sacred Heart Associations Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	803,625

		12,628,345

Housing — 6.4%
New York City Housing Development Corp., RB, Series H-2-A, AMT, 5.00%, 11/01/30	780	818,290
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 130, 4.75%, 10/01/30	2,500	2,549,525
Series 133, 4.95%, 10/01/21	395	409,497

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
New York (continued)
Housing (concluded)
New York Mortgage Agency, Refunding RB, AMT (concluded):
Series 143, 4.85%, 10/01/27	$500	$521,195

		4,298,507

State — 12.8%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,212,400
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/32	1,000	1,036,550
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/30	1,290	1,382,093
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 5.00%, 1/15/27	600	680,712
New York State Dormitory Authority, Refunding RB:
Department of Health, Series A (CIFG), 5.00%, 7/01/25	1,500	1,625,730
Third General Resolution, State University Educational Facilities Issue, 5.00%, 5/15/27	570	679,725
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,199,890
New York State Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	750	800,527

		8,617,627

Transportation — 20.3%
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/16 (b)	990	1,146,767
Series B (NPFGC), 5.25%, 11/15/19	860	1,060,165
Sub-Series B-1, 5.00%, 11/15/24	460	562,051
Sub-Series B-4, 5.00%, 11/15/24	300	366,555
Transportation, Series A, 5.00%, 11/15/27	1,000	1,170,440
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.25%, 11/15/25	750	908,265
Series F, 5.00%, 11/15/30	500	578,840
Series F (AGM), 4.00%, 11/15/30	500	530,550
	Par (000)	Value
Municipal Bonds
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	$1,000	$1,150,140
Port Authority of New York & New Jersey, Refunding RB, AMT:
Consolidated, 152nd, 5.00%, 11/01/23	500	572,550
Consolidated, 152nd, 5.00%, 11/01/24	1,000	1,145,100
Consolidated, 138th, 4.75%, 12/01/30	205	212,532
Triborough Bridge & Tunnel Authority, Refunding RB, MTA Bridges & Tunnels, Series A:
5.00%, 11/15/22	1,025	1,294,472
5.00%, 11/15/24	2,000	2,459,300
5.00%, 1/01/27	500	596,010

		13,753,737

Utilities — 11.9%
Long Island Power Authority, Refunding RB:
Series A, 5.50%, 4/01/24	500	597,770
Series D (NPFGC), 5.00%, 9/01/25	2,000	2,226,340
New York City Municipal Water Finance Authority, Refunding RB:
Series DD, 5.00%, 6/15/32	500	570,475
Series EE, 5.00%, 6/15/34	3,000	3,488,760
New York State Environmental Facilities Corp., Refunding RB, NYC Municipal Water, 5.00%, 6/15/31	1,000	1,179,540

		8,062,885

Total Municipal Bonds in New York		82,731,880
__________________________
Puerto Rico — 8.6%
Housing — 2.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,570	1,675,520

State — 0.8%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	500	521,795

Transportation — 5.3%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	3,000	3,608,430

Total Municipal Bonds in Puerto Rico		5,805,745
Total Municipal Bonds – 131.0%		88,537,625

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
New York — 18.4%
County/City/Special District/School District — 6.7%
City of New York, New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	$750	$902,858
Sub-Series I-1, 5.50%, 4/01/21	1,499	1,844,948
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,499	1,762,748

		4,510,554

Transportation — 5.0%
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT:
5.00%, 10/15/21	2,000	2,481,880
5.00%, 10/15/26	750	884,887

		3,366,767

Utilities — 6.7%
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series HH, 5.00%, 6/15/32	1,560	1,805,357
Series A, 4.75%, 6/15/30	1,500	1,673,520
Suffolk County Water Authority, Refunding RB, 3.00%, 6/01/25	1,006	1,050,879

		4,529,756

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 18.4%		12,407,077

Total Long-Term Investments (Cost – $92,678,615) – 149.4%		100,944,702

	Shares	Value

Short-Term Securities

BIF New York Municipal Money Fund, 0.00% (d)(e)	1,141,383	$1,141,383

Total Short-Term Securities (Cost – $1,141,383) – 1.7%		1,141,383

Total Investments (Cost - $93,819,998*) – 151.1%		102,086,085
Other Assets Less Liabilities – 1.9%		1,306,094
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (9.2)%		(6,210,817)
VRDP Shares, at Liquidation Value – (43.8)%		(29,600,000)

Net Assets Applicable to Common Shares – 100.0%		$67,581,362

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$87,991,593

	Gross unrealized appreciation	$8,268,604
	Gross unrealized depreciation	(382,511)

	Net unrealized appreciation	$7,886,093

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income

BIF New York Municipal Money Fund	480,082	661,301	1,141,383	$37

(e)	Represents the current yield as of report date.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2013	4

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts as of April 30, 2013 were as follows:

	Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

	(32)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$4,267,500	$(50,546)

•			For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•			Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2013	5

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$100,944,702	—	$100,944,702
Short-Term Securities	$1,141,383	—	—	1,141,383
Total	$1,141,383	$100,944,702	—	$102,086,085

1See above Schedule of Investments for values in each sector or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(50,546)	—	—	$(50,546)

2Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$43,000	—	—	$43,000
Liabilities:
TOB trust certificates	—	$(6,208,399)	—	(6,208,399)
VRDP shares	—	(29,600,000)	—	(29,600,000)
Total	$43,000	$(35,808,399)	—	$(35,765,399)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	APRIL 30, 2013	6

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 24, 2013